Equipment on Operating Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Subject To Or Available For Operating Lease Net [Abstract]
Depreciation expense on equipment on operating leases	$ 140	$ 143	$ 125